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                              DEWEY BALLANTINE LLP

                          1301 AVENUE OF THE AMERICAS
                         NEW YORK, NEW YORK  10019-6092
                    TEL   212 259-8000    FAX   212 259-6333

                                                                 August 26, 2005


BY ELECTRONIC TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re: Platinum Underwriters Finance and Platinum Underwriters Holdings Amendment Number 1 to Registration Statement on Form S-4

Dear Ladies and Gentlemen:

     On behalf of our clients, Platinum Underwriters Finance, Inc., a Delaware corporation (the "Company"), and Platinum Underwriters Holdings, Ltd., a Bermuda company (the "Guarantor"), we hereby submit for filing under the Securities Act of 1933, as amended (the "Securities Act"), by electronic submission pursuant to the Securities and Exchange Commission's EDGAR program, Amendment Number 1 to the Company's and the Guarantor's Registration Statement on Form S-4 and exhibits, for registration under the Securities Act of securities in connection with an exchange offer described in Amendment No. 1 to the Registration Statement pursuant to the Securities and Exchange Commission's Exxon Capital line of No Action Letters.

     If you have any questions concerning the foregoing, please contact me at
(212) 259-6680 (or email at jfreedman@dbllp.com).

                                             Very truly yours,

                                             /s/ Jonathan L. Freedman

                                             Jonathan L. Freedman
Enclosure


cc:     Michael E. Lombardozzi
        Executive Vice President, General Counsel & Secretary
        Platinum Underwriters Holdings, Ltd.


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